Related Party Transactions (Details) - CAD ($)	9 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Related Party Transactions.
Management fees	$ 2,224,949	$ 1,194,159
Share-based payments	940,268	4,072,365
Key management personnel compensation	$ 3,165,217	$ 5,266,524